Commitments - Aggregate minimum rentals receivable (Details) - GBP (£) £ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	£ 16,249	£ 21,871
Less than 1 year
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	1,542	2,100
Later than 1 year and no later than 5 years
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	3,298	5,777
Over 5 years
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	£ 11,409	£ 13,994